UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Pennsylvania Fund	May 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.84%
Corporate Revenue Bonds – 5.65%
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	$5,161,993
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,240,920
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,358,070
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	2,946,159
		25,707,142
Education Revenue Bonds – 14.49%
Allegheny County Higher Education Building Authority
Revenue
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,364,680
Series A 5.00% 3/1/24	1,000,000	1,104,180
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,581,240
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,630,785
Series A 5.50% 10/15/30	1,275,000	1,351,360
Series A 5.75% 10/15/40	2,200,000	2,333,364
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,809,395
(School Lane Charter School Project) Series A
5.125% 3/15/46	2,500,000	2,675,775
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,215,529
Series A 5.00% 12/15/51	770,000	800,769
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,075,000
5.00% 10/1/39	1,250,000	1,333,563
5.00% 10/1/44	1,000,000	1,063,380
Chester County Industrial Development Authority Student
Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,191,784
Series A 5.00% 8/1/45	1,250,000	1,314,813
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	2,149,320

NQ-007 [5/18] 7/18 (541795)     1

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at
Millersville University)
5.00% 7/1/39	875,000	$928,533
5.00% 7/1/45	2,500,000	2,636,025
5.00% 7/1/46	1,425,000	1,507,436
5.00% 7/1/47	1,000,000	1,061,060
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,474,893
5.75% 4/1/40	2,000,000	2,202,500
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,133,050
(Shippensburg University - Student Housing Project)
5.00% 10/1/44	1,500,000	1,563,180
6.25% 10/1/43	2,000,000	2,193,760
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,853,875
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	895,000	928,500
Series A 5.75% 6/15/42	2,500,000	2,593,575
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,566,030
Series A 5.625% 6/15/42	3,000,000	3,104,190
(New Foundations Charter School Project)
6.625% 12/15/41	1,000,000	1,107,430
(Philadelphia Performing Arts Charter School Project)
144A 6.75% 6/15/43 #	2,550,000	2,681,861
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,117,471
Series A-1 7.00% 6/15/43	1,535,000	1,689,344
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,287,587
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,296,240
		65,921,477
Electric Revenue Bond – 0.25%
Philadelphia Gas Works Revenue
(1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	1,000,000	1,119,950
		1,119,950

2     NQ-007 [5/18] 7/18 (541795)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 29.43%
Allegheny County Hospital Development Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.50% 8/15/34	3,980,000	$4,150,622
Berks County Industrial Development Authority Revenue
(The Highlands At Wyomissing)
5.00% 5/15/38	415,000	453,408
5.00% 5/15/43	500,000	544,345
5.00% 5/15/48	1,000,000	1,085,480
Series A 5.00% 5/15/37	1,365,000	1,490,389
Series A 5.00% 5/15/42	500,000	543,560
Series A 5.00% 5/15/47	600,000	649,908
Series C 5.00% 5/15/42	1,000,000	1,093,500
Series C 5.00% 5/15/47	1,000,000	1,090,680
(Tower Health Project)
4.00% 11/1/47	2,500,000	2,517,500
5.00% 11/1/50	2,000,000	2,226,780
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Unrefunded
Series A-3 5.50% 11/1/31	5,005,000	5,249,094
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,780,821
Central Bradford Progress Authority
(Guthrie Health Issue) 5.375% 12/1/41	1,000,000	1,095,910
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A
4.00% 11/15/47	1,400,000	1,418,690
Chester County Health & Education Facilities Authority
Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	797,917
Series A 5.25% 12/1/45	1,360,000	1,416,358
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
5.00% 1/1/38	2,000,000	2,172,340
Unrefunded 6.375% 1/1/39	495,000	505,296
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded
6.00% 6/1/36	795,000	822,801
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	2,003,100
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,279,099

NQ-007 [5/18] 7/18 (541795)     3

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	$5,641,900
Series A-1 5.125% 6/1/41	4,000,000	4,263,920
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A
6.00% 6/1/39	1,625,000	1,769,203
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	272,620
5.25% 7/1/41	1,000,000	1,097,510
5.50% 7/1/45	1,000,000	1,101,310
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	2,131,000
(Masonic Villages Project)
5.00% 11/1/35	3,000,000	3,349,280
5.00% 11/1/36	510,000	579,620
5.00% 11/1/37	250,000	283,693
(St. Anne’s Retirement Community Project)
5.00% 4/1/27	1,425,000	1,481,658
5.00% 4/1/33	1,830,000	1,880,471
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,017,040
5.25% 7/1/42	1,500,000	1,525,215
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,911,985
5.00% 7/1/41	1,000,000	1,112,880
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,153,920
Montgomery County Higher Education & Health Authority
Revenue
(Thomas Jefferson University) Series A 4.00% 9/1/49	2,500,000	2,531,375
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27	1,250,000	1,352,563
5.00% 11/15/28	1,600,000	1,726,304
5.00% 11/15/29	680,000	730,782

4     NQ-007 [5/18] 7/18 (541795)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority
Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	2,500,000	$2,690,450
(Whitemarsh Continuing Care Retirement Community
Project) 5.375% 1/1/50	4,000,000	4,049,480
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,265,200
Northampton County Industrial Development Authority
(Morningstar Senior Living Project)
5.00% 7/1/27	1,400,000	1,458,002
5.00% 7/1/32	1,275,000	1,312,319
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A
6.75% 12/1/53 #	2,250,000	2,335,613
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	2,500,000	2,551,300
Series A 5.00% 7/1/43	1,265,000	1,376,421
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	7,000,000	7,744,870
Series A 5.25% 9/1/50	2,500,000	2,795,575
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
5.00% 8/15/40	2,000,000	2,252,980
Series A 4.00% 8/15/42	4,000,000	4,171,960
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	5,828,100
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,784,175
(Wesley Enhanced Living Obligated Group) Series A
5.00% 7/1/49	2,500,000	2,657,300
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A
5.00% 8/15/40	4,995,000	5,491,803
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,675,000	4,864,057
		133,931,452

NQ-007 [5/18] 7/18 (541795)     5

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bond – 0.48%
Philadelphia Authority for Industrial Development Revenue
(The PresbyHomes Germantown Project) Series A
5.625% 7/1/35 (HUD)	2,175,000	$2,177,197
		2,177,197
Lease Revenue Bonds – 3.58%
Allegheny County Industrial Development Authority
Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,337,203
5.125% 9/1/31	540,000	540,508
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	10,271,200
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,388,237
5.00% 4/1/38	1,000,000	1,109,790
5.00% 4/1/39	1,500,000	1,662,285
		16,309,223
Local General Obligation Bonds – 4.47%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,108,280
Series C-70 5.00% 12/1/33	2,205,000	2,419,150
City of Philadelphia
5.00% 8/1/41	1,260,000	1,415,345
Series A 5.00% 8/1/37	1,750,000	1,973,090
Series A 5.25% 7/15/29	2,500,000	2,810,550
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,339,600
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,126,130
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,232,800
Series F 5.00% 9/1/37	1,500,000	1,671,165
Series F 5.00% 9/1/38	2,000,000	2,228,220
		20,324,330
Pre-Refunded/Escrowed to Maturity Bonds – 21.96%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31-21§	750,000	862,245
7.00% 11/1/40-21§	1,000,000	1,157,830

6     NQ-007 [5/18] 7/18 (541795)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Butler County Hospital Authority Revenue
(Butler Health System Project) Series B
7.25% 7/1/39-19§	8,000,000	$8,459,280
Chester County
5.00% 11/15/32-21§	5,725,000	6,310,381
5.00% 11/15/33-21§	2,625,000	2,893,406
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
6.375% 1/1/39-19§	4,505,000	4,625,734
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) 6.00% 6/1/36-19§	4,205,000	4,381,610
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23§	2,000,000	2,272,120
Guam Government Limited Obligation Revenue
(Section 30) Series A 5.625% 12/1/29-19§	90,000	95,017
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	2,839,210
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22§	1,150,000	1,267,185
Series A 5.00% 1/1/41-22§	1,500,000	1,652,850
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital Obligated Group) Series A
5.00% 6/1/31-22§	4,000,000	4,450,040
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
Series A-1 6.25% 11/15/29-19§	700,000	743,981
Montgomery County Industrial Development Authority
Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,067,317
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	3,930,000	4,134,478
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(AICUP Financing Program - St. Francis University
Project) Series JJ2 6.25% 11/1/41-21§	2,355,000	2,681,450

NQ-007 [5/18] 7/18 (541795)     7

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Edinboro University Foundation Student Housing
Project)
6.00% 7/1/42-18§	1,400,000	$1,404,788
6.00% 7/1/43-20§	1,000,000	1,081,950
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22§	1,740,000	1,931,748
Series A 5.00% 7/1/41-22§	1,500,000	1,665,300
(Philadelphia University) 5.00% 6/1/32-23§	2,000,000	2,270,440
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,039,531
Pennsylvania Higher Educational Facilities Authority
Revenue
(Trustees of the University of Pennsylvania)
5.00% 9/1/29-20§	1,000,000	1,069,280
Series A 5.00% 9/1/29-21§	1,000,000	1,082,680
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,312,545
Series A 5.25% 8/15/26-21§	3,910,000	4,313,082
Series A 5.75% 8/15/23-21§	2,500,000	2,796,300
Pennsylvania Industrial Development Authority Revenue
(Economic Development) 5.50% 7/1/23-18§	615,000	616,802
Pennsylvania Turnpike Commission Revenue
Series E 5.00% 12/1/29-21§	5,000,000	5,480,400
Series E 5.00% 12/1/30-21§	2,000,000	2,192,160
Philadelphia Authority for Industrial Development Revenue
(MaST Charter School Project) 6.00% 8/1/35-20§	1,610,000	1,748,186
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	3,915,000	4,119,676
Philadelphia Municipal Authority Revenue
6.50% 4/1/39-19§	4,000,000	4,155,840
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health System Project) 5.50% 7/1/29-20§	3,500,000	3,751,405
		99,926,247
Resource Recovery Revenue Bonds – 0.60%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,182,002
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	560,000	564,278
		2,746,280

8     NQ-007 [5/18] 7/18 (541795)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 3.30%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	2,500,000	$2,603,300
(City Center Project) 144A 5.00% 5/1/42 #	2,500,000	2,709,150
(City Center Refunding Project) 144A 5.00% 5/1/42 #	2,500,000	2,689,600
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,291,800
Sports & Exhibition Authority of Pittsburgh & Allegheny
County
5.00% 2/1/35 (AGM)	3,000,000	3,157,830
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,545,990
		14,997,670
State General Obligation Bond – 0.63%
Commonwealth of Pennsylvania
(First Refunding Series) Series 1ST-REF 5.00% 1/1/26	2,500,000	2,867,500
		2,867,500
Transportation Revenue Bonds – 10.00%
Delaware River Joint Toll Bridge Commission
(Pennsylvania – New Jersey) 5.00% 7/1/47	5,000,000	5,720,800
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,746,610
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,324,800
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,857,249
Series A 5.00% 12/1/23	2,450,000	2,790,795
Series C 5.00% 12/1/44	5,000,000	5,526,850
Subordinate Series B-1 5.25% 6/1/47	5,000,000	5,678,250
Subordinate Third Series 5.00% 12/1/40	2,500,000	2,785,675
Philadelphia Airport Revenue
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,367,050
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,694,156
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	892,760
5.00% 1/1/38 (AMT)	1,000,000	1,109,090
		45,494,085

NQ-007 [5/18] 7/18 (541795)     9

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 4.00%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	$2,718,934
Bucks County Water & Sewer Authority
5.00% 12/1/28 (AGM)	1,000,000	1,191,440
Series A 5.00% 12/1/37 (AGM)	780,000	880,721
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,125,970
Guam Government Waterworks Authority
5.00% 7/1/35	670,000	722,139
5.00% 7/1/36	1,000,000	1,075,130
5.00% 1/1/46	1,450,000	1,537,870
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28	4,500,000	4,988,565
Series A 5.00% 7/1/45	2,500,000	2,783,075
Series A 5.25% 10/1/52	1,000,000	1,160,610
		18,184,454
Total Municipal Bonds (cost $428,457,688)		449,707,007

Total Value of Securities – 98.84%
(cost $428,457,688)		449,707,007
Receivables and Other Assets Net of Liabilities – 1.16%		5,294,098
Net Assets Applicable to 57,092,519 Shares Outstanding – 100.00%		$455,001,105

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $10,416,224, which represents 2.29% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
HUD – Housing and Urban Development Section 8

See accompanying notes.

10     NQ-007 [5/18] 7/18 (541795)

Notes
Delaware Tax-Free Pennsylvania Fund	May 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust (Trust) - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2017.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-007 [5/18] 7/18 (541795)     11

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$449,707,007

During the period ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

12     NQ-007 [5/18] 7/18 (541795)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: